Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies - Minimum Future Charter Revenue (Table)

Year	Amount
2024	$375,377
2025	195,030
2026	123,575
2027	104,049
2028	79,588
2029 to 2038	263,037
Minimum charter revenues	$1,140,656